Segment Information	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Segment Information [Abstract]
SEGMENT INFORMATION
10.	SEGMENT INFORMATION

The Company reports segment information based on the management approach, which designates the internal reporting used by the Chief Operating Decision Maker (“CODM”), the Company’s Chief Executive Officer and the senior management team, for making decisions and assessing performance as the source of the Company’s reportable segments. The CODM allocates resources and assesses the performance of each operating segment based on potential licensing opportunities, historical and potential future product sales, operating expenses, and operating income (loss) before interest and taxes. The Company has determined its reportable segments to be ‘InMed Pharma’ and ‘BayMedica Commercial’ based on the information used by the CODM. As such, the pharmaceutical-related research and development carried out at BayMedica is included with the ‘InMed Pharma’ segment. Other than cash, cash equivalents and short-term investments (“Unrestricted cash”) balances, the CODM does not regularly review asset information by reportable segment and, therefore, the Company does not report asset information by reportable segment.

The ‘InMed Pharma’ segment is largely organized around the research and development of small molecule pharmaceuticals drug candidates and the ‘BayMedica Commercial’ segment is largely organized around manufacturing technologies to produce and commercialize bulk rare cannabinoids for sale as ingredients in the health and wellness industry. Total assets held in the ‘InMed Pharma’ segment as of March 31, 2025 and June 30, 2024 were $5.7 million and $9.2 million, respectively. Total assets as of March 31, 2025 and June 30, 2024, held in the ‘BayMedica Commercial’ segment were $3.6 million and $2.6 million, respectively.

The following table presents information about the Company’s reportable segments for the three months ended March 31, 2025 and 2024:

	Three Months Ended March 31,
	2025			2024
	InMed	BayMedica	Total	InMed	BayMedica	Total
	$	$	$	$	$	$
Sales	-	1,261,578	1,261,578	-	1,172,601	1,172,601
Cost of sales	-	(1,085,953)	(1,085,953)	-	(883,143)	(883,143)
Research and development patents	(896,466)	(13,187)	(909,653)	(620,223)	(36,541)	(656,764)
General and Administrative	(1,113,297)	(215,699)	(1,328,996)	(1,172,023)	(202,072)	(1,374,095)
Amortization and depreciation	(51,706)	(600)	(52,306)	(54,168)	(599)	(54,767)
Foreign exchange gain (loss)	(22,165)	-	(22,165)	(48,156)	-	(48,156)
Interest and other income	16,565	-	16,565	102,987	18,471	121,458
Net Income (Loss)	(2,067,069)	(53,861)	(2,120,930)	(1,791,583)	68,717	(1,722,866)

The following table presents information about the Company’s reportable segments for the nine months ended March 31, 2025 and 2024:

	Nine Months Ended March 31,
	2025			2024
	InMed	BayMedica	Total	InMed	BayMedica	Total
	$	$	$	$	$	$
Sales	-	3,637,923	3,637,923	-	3,314,663	3,314,663
Cost of sales	-	(2,507,991)	(2,507,991)	-	(2,679,821)	(2,679,821)
Research and development patents	(2,715,044)	(26,156)	(2,741,200)	(2,458,576)	(100,072)	(2,558,648)
General and Administrative	(3,684,397)	(620,108)	(4,304,505)	(3,434,917)	(601,867)	(4,036,784)
Amortization and depreciation	(158,289)	(1,798)	(160,087)	(163,045)	(1,788)	(164,833)
Foreign exchange gain (loss)	(50,608)	-	(50,608)	(36,717)	-	(36,717)
Interest and other income	104,195	-	104,195	424,480	(219)	424,261
Finance expense	(351,549)		(351,549)	-	-	-
Net Income (Loss)	(6,855,692)	481,870	(6,373,822)	(5,668,775)	(69,104)	(5,737,879)
Cash and Cash Equivalents	4,352,340	327,485	4,679,825	6,578,230	1,022,368	7,600,598

11.	SEGMENT INFORMATION

The Company reports segment information based on the management approach which designates the internal reporting used by the Chief Operating Decision Maker (“CODM”), which is the Company’s Chief Executive Officer and the senior management team, for making decisions and assessing performance as the source of the Company’s reportable segments. The CODM allocates resources and assesses the performance of each operating segment based on potential licensing opportunities, historical and potential future product sales, operating expenses, and operating income (loss) before interest and taxes. The Company has determined its reportable segments to be InMed Pharmaceuticals (‘InMed Pharma’) and BayMedica Commercial based on the information used by the CODM. As such, the pharmaceutical related research and development carried out at BayMedica is included with the InMed Pharma segment. Other than cash, cash equivalents and short-term investments (“Unrestricted cash”) balances, the CODM does not regularly review asset information by reportable segment and, therefore, the Company does not report asset information by reportable segment.

The InMed Pharma segment is largely organized around the research and development of small molecule pharmaceuticals drug candidates and the BayMedica Commercial segment is largely organized around manufacturing technologies to produce and commercialize bulk rare cannabinoids for sale as ingredients in the health and wellness industry. Total assets held in the InMed Pharma segment as of June 30, 2024 and 2023 are $9.2 million and $11.2 million, respectively. Total assets as of June 30, 2024 and 2023, held in the BayMedica segment are $2.6 million and $2.9 million, respectively.

The following table presents information about the Company’s reportable segments for the year ended June 30, 2024 and 2023:

	Year Ended June 30,
	2024			2023
	InMed	BayMedica	Total	InMed	BayMedica	Total
	$	$	$	$	$	$

Sales	-	4,597,730	4,597,730	-	4,135,561	4,135,561
Cost of sales	-	(3,496,817)	(3,496,817)	-	(2,732,525)	(2,732,525)
Operating expenses	(8,400,411)	(896,853)	(9,297,264)	(8,824,275)	(1,005,723)	(9,829,998)
Other income (expense)	532,782	(4,881)	527,901	490,753	1,687	492,440
(Loss) income before income taxes	(7,867,629)	199,179	(7,668,450)	(8,333,522)	399,000	(7,934,522)
Unrestricted cash	5,669,113	902,497	6,571,610	8,036,714	875,803	8,912,517